Trade receivables, Contract assets and Other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade receivables, Contract assets and Other receivables
Trade receivables	€ 1,330	€ 3,382
Contract assets	1,508
R&D incentive receivable (Australia)	196	155
VAT receivable	401	741
Current tax receivable	788	967
Foreign currency swaps and forwards	493	0
Other	1,136	911
Total trade receivables, contract assets and other receivables	€ 5,852	€ 6,156